Subscription Agreement (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Subscription Agreement [Abstract]
Schedule of Assumptions Used in Monte-Carlo Model, Which Utilizes Level 3 Inputs	The significant assumptions used in the Monte-Carlo model, which utilizes Level 3 inputs (see Note 3), are as follows as of March 31, 2024 and December 31, 2023:
	March 31, 2024	December 31, 2023
Exercise price	$0.25	$0.25
Term (years)	1.12	1.2
Expected stock price volatility	95%	95%
Risk-free rate of interest	4.95%	4.64%
The significant assumptions used in the Monte-Carlo model, which utilizes Level 3 inputs (see Note 3), are as follows as of the commitment date and at December 31, 2023:
	December 18, 2023	December 31, 2023
Exercise price	$0.25	$0.25
Term (years)	1.5	1.2
Expected stock price volatility	100%	95%
Risk-free rate of interest	4.64%	4.64%